UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 09-30-02

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:         Charlotte Capital LLC
ADDRESS:      P.O. Box 472428
              Charlotte, NC 28247-2428

13F FILE NUMBER: 28-2422

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Person Signing this Report on Behalf of Reporting Manager:

NAME:   Katy Y. Whitt
TITLE:  Partner-Trader
PHONE:  704-541-1437

Signature, Place and Date of Signing:

/s/Katy Y. Whitt        Charlotte, NC           October 17, 2002
----------------        -------------           ----------------
(Signature)             (City, State)           (Date)

Report Type

(x) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
( )     13F NOTICE
( )     13F COMBINATION REPORT

REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 99

FORM 13F INFORMATION TABLE VALUE TOTAL: 184,482





                                                       Charlotte Capital, LLC
                                                              FORM 13F
                                                         September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------



3Com Corp.                     COM              885535104     4115  1044500 SH       Sole                   136600            907900
AK Steel Holding Corp.         COM              001547108      193    26400 SH       Sole                    26400
Advanced Digital Information C COM              007525108     2114   440500 SH       Sole                    65900            374600
Allegheny Technologies Inc.    COM              01741r102     1423   205600 SH       Sole                    27400            178200
Alliant Energy Corp.           COM              018802108      343    17800 SH       Sole                     2500             15300
Alpharma Inc.                  COM              020813101      176    18300 SH       Sole                     2400             15900
Annuity & Life Re Holdings Ltd COM              g03910109     1811   431200 SH       Sole                    62000            369200
Apple Computer Inc.            COM              037833100      222    15300 SH       Sole                    15300
Applera Corp - Applied Biosyst COM              038020103      203    11100 SH       Sole                    11100
ArQule Inc.                    COM              04269e107     1842   357600 SH       Sole                    25400            332200
Arch Coal Inc.                 COM              039380100     3456   208800 SH       Sole                    27500            181300
Arena Pharmaceuticals Inc.     COM              040047102      438    78200 SH       Sole                     5400             72800
Argonaut Group Inc.            COM              040157109      183    10600 SH       Sole                    10600
Ashland Inc.                   COM              044204105      263     9800 SH       Sole                     9800
Aviall Inc.                    COM              05366b102      994    97500 SH       Sole                     7900             89600
Borders Group Inc.             COM              099709107     1849   117000 SH       Sole                    15400            101600
Boston Communications Group In COM              100582105     4944   479100 SH       Sole                    33800            445300
Bunge Ltd.                     COM              g16962105      259    10700 SH       Sole                    10700
CSG Systems International Inc. COM              126349109     4271   391800 SH       Sole                    51200            340600
Callaway Golf Co.              COM              131193104      882    84800 SH       Sole                    11100             73700
Casey's General Stores Inc.    COM              147528103     3023   261700 SH       Sole                    42300            219400
Championship Auto Racing Teams COM              158711101      633   168000 SH       Sole                     9600            158400
Chesapeake Corp.               COM              165159104     1645   110100 SH       Sole                     8400            101700
Chiquita Brands International  COM              170032809      283    18300 SH       Sole                    18300
Colonial Bancgroup Inc.        COM              195493309      309    24900 SH       Sole                     3400             21500
Computer Network Technology Co COM              204925101     4370   870500 SH       Sole                    61700            808800
Concord Camera Corp            COM              206156101     2903   622900 SH       Sole                    43700            579200
Corus Bankshares Inc.          COM              220873103     4228    96501 SH       Sole                    12300             84201
Crescent Real Estate Equities  COM              225756105      298    19000 SH       Sole                    19000
Del Global Technologies Corp.  COM              245073101       31    12861 SH       Sole                    12861
DiamondCluster International,  COM              25278P106      761   233500 SH       Sole                    17300            216200
Edgewater Technology, Inc.     COM              280358102     1380   306649 SH       Sole                    21770            284879
Electronic Data Systems Corp.  COM              285661104      151    10800 SH       Sole                    10800
Electronics For Imaging Inc.   COM              286082102      379    25400 SH       Sole                    25400
Equity Inns Inc.               COM              294703103     2764   445800 SH       Sole                    31100            414700
ExpressJet Holdings Inc.       COM              30218u108     1788   194300 SH       Sole                    36200            158100
FPIC Insurance Group Inc.      COM              302563101     3857   438300 SH       Sole                    29600            408700
First Consulting Group Inc.    COM              31986r103     2736   504800 SH       Sole                    35600            469200
Fleming Companies Inc.         COM              339130106     2708   541500 SH       Sole                    73500            468000
Foundry Networks Inc.          COM              35063r100      224    40900 SH       Sole                                      40900
Frontier Airlines Inc.         COM              359065109      148    30400 SH       Sole                                      30400
Galyans Trading Co. Inc.       COM              36458r101     2375   237300 SH       Sole                    17500            219800
Genesis Health Ventures Inc.   COM              37183f107     1226    74600 SH       Sole                    10500             64100
Great Atlantic & Pacific Tea C COM              390064103     3470   414100 SH       Sole                    52800            361300
Griffon Corporation            COM              398433102      890    83600 SH       Sole                     5900             77700
Guilford Pharmaceuticals Inc.  COM              401829106     5331  1101400 SH       Sole                    78000           1023400
Handleman Co.                  COM              410252100      229    25000 SH       Sole                                      25000
Health Net Inc                 COM              42222g108      206     9600 SH       Sole                     9600
IMC Global Inc.                COM              449669100      335    27800 SH       Sole                                      27800
IPC Holdings, LTD.             COM              G4933P101     4041   137600 SH       Sole                    19000            118600
Information Resources Inc.     COM              456905108     4504  1214100 SH       Sole                   152800           1061300
Instinet Group Inc             COM              457750107     1824   588300 SH       Sole                   103100            485200
Itron Inc.                     COM              465741106     4101   223000 SH       Sole                    15700            207300
Ivax Corp.                     COM              465823102      325    26500 SH       Sole                    26500
Joy Global Inc.                COM              481165108      110    13200 SH       Sole                                      13200
Kimball International Inc. Cl  COM              494274103      167    12100 SH       Sole                    12100
Kindred Healthcare             COM              494580103      500    13500 SH       Sole                                      13500
Knight Trading Group           COM              499063105      326    87000 SH       Sole                    87000
Longview Fibre Co.             COM              543213102     2291   330100 SH       Sole                    42500            287600
MSC Software Corp              COM              553531104     3210   376800 SH       Sole                    26400            350400
Magnum Hunter Resources Inc.   COM              55972f203     3951   752600 SH       Sole                    96700            655900
Maverick Tube Corp.            COM              577914104      228    25700 SH       Sole                    25700
Max Re Capital Ltd.            COM              g6052f103     2338   229700 SH       Sole                    29400            200300
Mentor Graphics Corp.          COM              587200106     1220   250000 SH       Sole                    17800            232200
Mesa Air Group Inc.            COM              590479101     2514   688700 SH       Sole                    48600            640100
Midway Games Inc.              COM              598148104     4323   788900 SH       Sole                    55700            733200
Multimedia Games Inc.          COM              625453105      870    44200 SH       Sole                     3100             41100
NS Group Inc.                  COM              628916108     1933   326000 SH       Sole                    24200            301800
NetSolve Incorporated          COM              64115j106     2671   372500 SH       Sole                    24400            348100
Novell Inc.                    COM              670006105     4038  1922900 SH       Sole                   252100           1670800
OMI Corp.                      COM              y6476w104     1593   488600 SH       Sole                    34100            454500
On Assignment Inc.             COM              682159108      288    34800 SH       Sole                     2800             32000
PLATO Learning Inc.            COM              72764y100     3609   542700 SH       Sole                    38000            504700
PTEK Holdings Inc.             COM              69366M104     1916   411100 SH       Sole                    28900            382200
Peabody Energy Corp.           COM              704549104      255    10000 SH       Sole                    10000
Pharmacopeia Inc.              COM              71713b104     4455   502800 SH       Sole                    36800            466000
Pinnacle Entertainment Inc.    COM              723456109     3797   520100 SH       Sole                    33800            486300
Playtex Products Inc.          COM              72813p100      191    22500 SH       Sole                    22500
Powerwave Technologies Inc.    COM              739363109     2251   664000 SH       Sole                    46800            617200
Proxim Corp.                   COM              744283102     1927  1101100 SH       Sole                    78100           1023000
Quantum Corp.-DLT Storage Syst COM              747906204     3478  1573800 SH       Sole                   206100           1367700
Rayovac Corp.                  COM              755081106     5897   483400 SH       Sole                    63000            420400
Russell Corp.                  COM              782352108     3882   259000 SH       Sole                    29800            229200
S1 Corporation                 COM              78463b101      977   182300 SH       Sole                    13600            168700
Safeco Corp.                   COM              786429100      407    12800 SH       Sole                    12800
SeaChange International Inc.   COM              811699107      292    42500 SH       Sole                     2800             39700
Shaw Group Inc.                COM              820280105     1820   128200 SH       Sole                    18500            109700
Stillwater Mining Company      COM              86074q102     3224   537400 SH       Sole                    72400            465000
Sycamore Networks Inc.         COM              871206108     2359  1003700 SH       Sole                   172300            831400
Symmetricom Inc.               COM              871543104     1135   443400 SH       Sole                    30300            413100
Theragenics Corp.              COM              883375107     1655   376100 SH       Sole                    25700            350400
Tower Automotive Inc.          COM              891707101     4212   628600 SH       Sole                    83800            544800
Toys R Us Holding Co.          COM              892335100      168    16500 SH       Sole                    16500
Trans World Entertainment Corp COM              89336q100     1538   488100 SH       Sole                    34300            453800
Tweeter Home Entertainment Gro COM              901167106      742   107600 SH       Sole                     7700             99900
Vans Inc.                      COM              921930103     1844   324000 SH       Sole                    22600            301400
Vesta Insurance Group Inc.     COM              925391104     2310   924100 SH       Sole                    64500            859600
Watson Pharmaceuticals Inc.    COM              942683103      235     9600 SH       Sole                     9600
Westar Energy Inc.             COM              95709t100     3880   385700 SH       Sole                    51200            334500
REPORT SUMMARY                 99 DATA RECORDS              184482            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
